Pay vs Performance Disclosure	12 Months Ended
	Jan. 28, 2023 USD ($)	Jan. 29, 2022 USD ($)	Jan. 30, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As set forth in the CD&A above, the Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ realized compensation to the achievement of our financial, operations and strategic goals and to align our executive compensation with the interests of our shareholders and the value of their investment in the Company. The following table sets forth additional
c
o
mpensatio
n
information for our NEOs for fiscal years 2022, 2021 and 2020.

							Value of Initial Fixed $100 Investment Based on:
	Summary Compensation Table Total for CEO (Sullivan) (1)	Summary Compensation Table Total for CEO (Schmidt) (1)	Compensation Actually Paid to CEO (Sullivan) (2)	Compensation Actually Paid to CEO (Schmidt) (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net Earnings ($ in thousands)	Adjusted Earnings Per Share (5)

2022	$13,762,193	$4,618,166	$13,759,794	$5,068,471	$2,108,075	$1,774,564	$153.21	$102.94	$179,695	$4.52

2021	10,196,791	N/A	15,891,788	N/A	2,013,911	2,831,096	139.11	108.80	138,163	4.29

2020	2,929,336	N/A	1,940,962	N/A	1,062,235	617,092	89.92	92.59	(438,994)	(1.40)

(1)
The dollar amounts reported are the amounts of total compensation reported for our CEOs in the Summary Compensation Table. Ms. Sullivan and
Mr. Schmid
t both served as CEO in fiscal year 2022 and Ms. Sullivan served as CEO for fiscal years 2021 and 2020.

(2)
The dollar amounts reported represent the amount of compensation actually paid (“CAP”), as computed in accordance with SEC rules, for each of our CEOs. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable years, but include (i) the year-end
value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year, and (iii) certain pension-related costs. The following table details the adjustments to the Summary Compensation Table total pay for our CEO, as well as the average for our other NEOs to determine compensation actually paid.

	CEO				Non-CEO NEO Average
	2022		2021	2020	2022	2021	2020
	Sullivan	Schmidt

Summary Compensation Table Total	$13,762,193	$4,618,166	$10,196,791	$2,929,336	$2,108,075	$2,013,911	$1,062,235

Less: Reported Fair Value of Equity Awards	(6,828,768)	(2,460,012)	(5,054,175)	(1,184,813)	(512,945)	(373,323)	(373,472)

Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	8,849,186	3,023,041	8,885,800	3,588,625	360,884	792,417	678,439

Add: Vesting Date Fair Value of Awards Granted in the Year	—	—	—	—	82,436	—	—

Add: Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(400,208)	(106,983)	581,300	(1,990,778)	3,390	86,490	(216,331)

Add: Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	1,116,900	249,390	2,556,378	(524,600)	40,324	481,189	(60,024)

Subtract the Amount in Fair Value of Equity Awards Forfeited or Failed to Meet Applicable Vesting Conditions	(1,194,390)	(265,420)	(1,359,900)	(1,023,516)	(282,442)	(151,100)	(453,131)

Less: Change in Pension Value Reported in the Summary Compensation Table	(1,858,607)	(141,333)	(199,479)	(216,379)	(53,367)	(75,714)	(70,636)

Add: Pension Service Cost for Services Rendered during the Year	313,488	151,622	285,073	363,087	28,209	57,226	50,012

Compensation Actually Paid	$13,759,794	$5,068,471	$15,891,788	$1,940,962	$1,774,564	$2,831,096	$617,092

(3)
F
i
scal year 2022 reflects compensation information for our NEOs, other than our CEOs, as described in the CD&A of this proxy statement. Fiscal year 2021 reflects compensation information for Mr. Schmidt, Mr. Hannah, Mr. Edwards, and Mr. Friedman. Fiscal year 2020 reflects compensation information for Mr. Schmidt, Mr. Hannah, Mr. Edwards, Mr. Friedman, and Molly P. Adams, former Division President – Famous Footwear
.

(4)	Peer group reflects the same peer companies used in the performance graph in the Form 10-K as required under Item 201(e)(1)(ii).
(5)	Refer to Annex 1 for a reconciliation of GAAP earnings per share to adjusted earnings per share.

Company Selected Measure Name	adjusted earnings per share
Named Executive Officers, Footnote [Text Block]	F
i
scal year 2022 reflects compensation information for our NEOs, other than our CEOs, as described in the CD&A of this proxy statement. Fiscal year 2021 reflects compensation information for Mr. Schmidt, Mr. Hannah, Mr. Edwards, and Mr. Friedman. Fiscal year 2020 reflects compensation information for Mr. Schmidt, Mr. Hannah, Mr. Edwards, Mr. Friedman, and Molly P. Adams, former Division President – Famous Footwear
	.
Peer Group Issuers, Footnote [Text Block]	Peer group reflects the same peer companies used in the performance graph in the Form 10-K as required under Item 201(e)(1)(ii).
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported represent the amount of compensation actually paid (“CAP”), as computed in accordance with SEC rules, for each of our CEOs. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable years, but include (i) the year-end
value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year, and (iii) certain pension-related costs. The following table details the adjustments to the Summary Compensation Table total pay for our CEO, as well as the average for our other NEOs to determine compensation actually paid.

	CEO				Non-CEO NEO Average
	2022		2021	2020	2022	2021	2020
	Sullivan	Schmidt

Summary Compensation Table Total	$13,762,193	$4,618,166	$10,196,791	$2,929,336	$2,108,075	$2,013,911	$1,062,235

Less: Reported Fair Value of Equity Awards	(6,828,768)	(2,460,012)	(5,054,175)	(1,184,813)	(512,945)	(373,323)	(373,472)

Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	8,849,186	3,023,041	8,885,800	3,588,625	360,884	792,417	678,439

Add: Vesting Date Fair Value of Awards Granted in the Year	—	—	—	—	82,436	—	—

Add: Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(400,208)	(106,983)	581,300	(1,990,778)	3,390	86,490	(216,331)

Add: Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	1,116,900	249,390	2,556,378	(524,600)	40,324	481,189	(60,024)

Subtract the Amount in Fair Value of Equity Awards Forfeited or Failed to Meet Applicable Vesting Conditions	(1,194,390)	(265,420)	(1,359,900)	(1,023,516)	(282,442)	(151,100)	(453,131)

Less: Change in Pension Value Reported in the Summary Compensation Table	(1,858,607)	(141,333)	(199,479)	(216,379)	(53,367)	(75,714)	(70,636)

Add: Pension Service Cost for Services Rendered during the Year	313,488	151,622	285,073	363,087	28,209	57,226	50,012

Compensation Actually Paid	$13,759,794	$5,068,471	$15,891,788	$1,940,962	$1,774,564	$2,831,096	$617,092

Non-PEO NEO Average Total Compensation Amount	$ 2,108,075	$ 2,013,911	$ 1,062,235
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,774,564	2,831,096	617,092
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The dollar amounts reported represent the amount of compensation actually paid (“CAP”), as computed in accordance with SEC rules, for each of our CEOs. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable years, but include (i) the year-end
value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year, and (iii) certain pension-related costs. The following table details the adjustments to the Summary Compensation Table total pay for our CEO, as well as the average for our other NEOs to determine compensation actually paid.

	CEO				Non-CEO NEO Average
	2022		2021	2020	2022	2021	2020
	Sullivan	Schmidt

Summary Compensation Table Total	$13,762,193	$4,618,166	$10,196,791	$2,929,336	$2,108,075	$2,013,911	$1,062,235

Less: Reported Fair Value of Equity Awards	(6,828,768)	(2,460,012)	(5,054,175)	(1,184,813)	(512,945)	(373,323)	(373,472)

Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	8,849,186	3,023,041	8,885,800	3,588,625	360,884	792,417	678,439

Add: Vesting Date Fair Value of Awards Granted in the Year	—	—	—	—	82,436	—	—

Add: Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(400,208)	(106,983)	581,300	(1,990,778)	3,390	86,490	(216,331)

Add: Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	1,116,900	249,390	2,556,378	(524,600)	40,324	481,189	(60,024)

Subtract the Amount in Fair Value of Equity Awards Forfeited or Failed to Meet Applicable Vesting Conditions	(1,194,390)	(265,420)	(1,359,900)	(1,023,516)	(282,442)	(151,100)	(453,131)

Less: Change in Pension Value Reported in the Summary Compensation Table	(1,858,607)	(141,333)	(199,479)	(216,379)	(53,367)	(75,714)	(70,636)

Add: Pension Service Cost for Services Rendered during the Year	313,488	151,622	285,073	363,087	28,209	57,226	50,012

Compensation Actually Paid	$13,759,794	$5,068,471	$15,891,788	$1,940,962	$1,774,564	$2,831,096	$617,092

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Pay-for-Performance
Alignment
The following table identifies the four most important financial performance measures
used by the Commit
te
e to link the CAP to our Chief Executive Officer (CEO) and other NEOs in 2022 to Company performance. The role of each of these performance measure in our NEOs’ compensation is set forth in the CD&A.

Financial Performance Measures

Adjusted Earnings Per Share

Return on Sales

Operating Earnings

Net Sales

Total Shareholder Return Amount	$ 153.21	139.11	89.92
Peer Group Total Shareholder Return Amount	102.94	108.8	92.59
Net Income (Loss)	$ 179,695,000	$ 138,163,000	$ (438,994,000)
Company Selected Measure Amount	4.52	4.29	(1.4)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Earnings
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Ms. Sullivan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 13,762,193	$ 10,196,791	$ 2,929,336
PEO Actually Paid Compensation Amount	$ 13,759,794	$ 15,891,788	$ 1,940,962
PEO Name	Ms. Sullivan	Ms. Sullivan	Ms. Sullivan
Mr. Schmidt [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,618,166
PEO Actually Paid Compensation Amount	$ 5,068,471
PEO Name	Mr. Schmidt
PEO [Member] | Ms. Sullivan [Member] | Less Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,828,768)	$ (5,054,175)	$ (1,184,813)
PEO [Member] | Ms. Sullivan [Member] | Add YearEnd Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,849,186	8,885,800	3,588,625
PEO [Member] | Ms. Sullivan [Member] | Add Vesting Date Fair Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Ms. Sullivan [Member] | Add YearOverYear Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(400,208)	581,300	(1,990,778)
PEO [Member] | Ms. Sullivan [Member] | Add YearOverYear Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,116,900	2,556,378	(524,600)
PEO [Member] | Ms. Sullivan [Member] | Subtract the Amount in Fair Value of Equity Awards Forfeited or Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,194,390)	(1,359,900)	(1,023,516)
PEO [Member] | Ms. Sullivan [Member] | Less Change in Pension Value Reported in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,858,607)	(199,479)	(216,379)
PEO [Member] | Ms. Sullivan [Member] | Add Pension Service Cost for Services Rendered during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	313,488	285,073	363,087
PEO [Member] | Mr. Schmidt [Member] | Less Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,460,012)
PEO [Member] | Mr. Schmidt [Member] | Add YearEnd Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,023,041
PEO [Member] | Mr. Schmidt [Member] | Add Vesting Date Fair Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr. Schmidt [Member] | Add YearOverYear Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(106,983)
PEO [Member] | Mr. Schmidt [Member] | Add YearOverYear Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	249,390
PEO [Member] | Mr. Schmidt [Member] | Subtract the Amount in Fair Value of Equity Awards Forfeited or Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(265,420)
PEO [Member] | Mr. Schmidt [Member] | Less Change in Pension Value Reported in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(141,333)
PEO [Member] | Mr. Schmidt [Member] | Add Pension Service Cost for Services Rendered during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	151,622
Non-PEO NEO [Member] | Less Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(512,945)	(373,323)	(373,472)
Non-PEO NEO [Member] | Add YearEnd Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	360,884	792,417	678,439
Non-PEO NEO [Member] | Add Vesting Date Fair Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	82,436	0	0
Non-PEO NEO [Member] | Add YearOverYear Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,390	86,490	(216,331)
Non-PEO NEO [Member] | Add YearOverYear Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	40,324	481,189	(60,024)
Non-PEO NEO [Member] | Subtract the Amount in Fair Value of Equity Awards Forfeited or Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(282,442)	(151,100)	(453,131)
Non-PEO NEO [Member] | Less Change in Pension Value Reported in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(53,367)	(75,714)	(70,636)
Non-PEO NEO [Member] | Add Pension Service Cost for Services Rendered during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 28,209	$ 57,226	$ 50,012